RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Aug. 31, 2022
Warrant issued, value	$ 119,383
Accounts payable		$ 304,400	$ 396,743
Operating expenses		7,598,488	$ 5,924,840
Accrued bonus compensation		61,464
Largest Shareholder [Member]
Warrant issued			25,000
Warrant issued, value			$ 25,000
Note related value			39,000
Advances payable		62,500	62,500
Accounts payable		78,346	73,000
Operating expenses		4,900	$ 23,000
P&C Ventures, Inc [Member]
Warrant issued			2,700,000
Warrant issued, value			$ 1,485,000
Accounts payable		120,000
Operating expenses		$ 240,000
Todd Michaels [Member]
Warrant issued		200,000	50,000
Warrant issued, value		$ 100,000	$ 50,000
Note related value		209,000	75,000
Advances payable		22,154	22,154
Three Percent Holder [Member]
Advances payable		11,865	11,865
Elysian Fields Disposal [Member]
Accounts payable		258,000	256,000
Operating expenses		2,000	5,000
Michaels Consulting [Member]
Accounts payable		344,000	344,000
CFO [Member]
Accrued bonus compensation		50,000	115,000
Directors [Member]
Director compensation, value				$ 215,000	$ 374,000
Director compensation, options				250,000	250,000
CEO [Member]
Accrued bonus compensation		150,000	$ 150,000
Former CFO [Member]
Accrued bonus compensation		$ 115,000